Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Practices

The Compensation Committee reviews and approves annual equity awards to executive officers at a regular meeting of the Compensation Committee held in December each year. Awards are effective on the first day of the upcoming year on which the NYSE is open for trading. The date of the meeting when these awards are approved is generally scheduled a year or more in advance. Occasionally, awards are approved throughout the year for an executive officer new hire or a promotion and the grants are effective coincident with the employment commencement date or promotion effective date.
The Compensation Committee also reviews and approves annual equity awards to other non-executive officers at a regular meeting of the Compensation Committee held in February each year. Awards are effective on the first day of March on which the NYSE is open for trading. The date of the meeting when these awards are approved is generally scheduled a year or more in advance. The Compensation Committee has also delegated to the Chief Executive Officer the discretion to grant equity awards to non-executive officers as required throughout the year within the guidelines of our equity incentive plan and limits approved by the Compensation Committee. The Chief Executive Officer provides a summary report to the Compensation Committee, disclosing the aggregate awards granted by the Chief Executive Officer during the preceding fiscal year. Awards granted by the Chief Executive Officer under this delegated authority during 2025 were generally effective on the last day of the month following the month in which they were approved. If the last day of such month was a day on which the NYSE was not open for trading, then the grant date would be the first day of the following month on which the NYSE is open for trading. Any option grants have an exercise price equal to fair market value based on the closing share price on the effective day of grant. Accordingly, the timing and terms of equity awards, including any stock options, is independent of the existence or disclosure of material non-public information.
Award Timing Method
The Compensation Committee reviews and approves annual equity awards to executive officers at a regular meeting of the Compensation Committee held in December each year. Awards are effective on the first day of the upcoming year on which the NYSE is open for trading. The date of the meeting when these awards are approved is generally scheduled a year or more in advance. Occasionally, awards are approved throughout the year for an executive officer new hire or a promotion and the grants are effective coincident with the employment commencement date or promotion effective date.
The Compensation Committee also reviews and approves annual equity awards to other non-executive officers at a regular meeting of the Compensation Committee held in February each year. Awards are effective on the first day of March on which the NYSE is open for trading.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Accordingly, the timing and terms of equity awards, including any stock options, is independent of the existence or disclosure of material non-public information.
MNPI Disclosure Timed for Compensation Value	false